SHAREHOLDERS' EQUITY	3 Months Ended
Mar. 31, 2013
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

6.     SHAREHOLDERS' EQUITY

  In 2009, the Company implemented the restricted share unit ("RSU") plan for certain employees. A deferred compensation balance was recorded for the total grant date value on the date of grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and was amortized as compensation expense over the applicable vesting period of two years.

  Effective January 1, 2012, the RSU plan was amended to include directors and senior executives of the Company. A deferred compensation balance was recorded for the total grant date value on the date of grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and is to be amortized as compensation expense over the applicable vesting period of three years.

  During the first quarter of 2013, the Company funded the RSU plan by transferring $19.0 million (first quarter of 2012 — $12.0 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. On consolidation, the dividends paid on the shares held by the Trust are eliminated. The common shares purchased and held by the Trust are treated as not outstanding for the basic earnings per share ("EPS") calculations. They are included in the basic EPS calculations once they have vested. All of the unvested common shares held by the Trust are included in the diluted EPS calculations.

  The following table summarizes the maximum number of common shares that would be outstanding if all instruments outstanding at March 31, 2013 were exercised:

Common shares outstanding at March 31, 2013	172,376,107
Employee stock options	11,726,491
Warrants	8,600,000
RSU plan	491,417

193,194,015

  The following table provides the weighted average number of common shares used in the calculation of basic and diluted net income per share:

	Three Months Ended March 31,
	2013	2012
Net income for the period	$23,859	$78,548

Weighted average number of common shares outstanding — basic (in thousands)	172,280	170,837
Add: Dilutive impact of employee stock options	—	—
Dilutive impact of warrants	—	—
Dilutive impact of shares related to RSU plan	343	180

Weighted average number of common shares outstanding — diluted (in thousands)	172,623	171,017

Net income per share — basic	$0.14	$0.46

Net income per share — diluted	$0.14	$0.46

  The calculation of diluted net income per share has been calculated using the treasury stock method. In applying the treasury stock method, employee stock options and warrants with an exercise price greater than the average quoted market price of the common shares for the period outstanding are not included in the calculation of diluted net income per share as the impact is anti-dilutive.

  For the first quarter of 2013 and the first quarter of 2012, all employee stock options and warrants were excluded from the calculation of diluted weighted average common shares outstanding as their effect would have been anti-dilutive.

  Accumulated other comprehensive loss

  The following table details the changes in accumulated other comprehensive loss components:

	Cumulative Translation Adjustment	Available-for-sale Securities	Derivative Financial Instruments	Pension Benefits	Total
Balance December 31, 2012	$(16,206)	$(7,680)	$137	$(3,562)	$(27,311)
Other comprehensive (loss) income before reclassifications	—	(173)	81	—	(92)
Tax expense	—	—	(19)	—	(19)
Amounts reclassified from accumulated other comprehensive loss	—	10,995	10	131	11,136
Tax expense	—	—	(3)	(34)	(37)

Net current-period other comprehensive income	—	10,822	69	97	10,988

Balance March 31, 2013	$(16,206)	$3,142	$206	$(3,465)	$(16,323)